1933 Act
                                                                     Rule 485(b)

                                                                       VIA EDGAR
                                                                       ---------



May 1, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      PHLVIC Variable Accumulation Account
         PHL Variable Insurance Company
         Post-Effective Amendment No. 29
         File Nos. 033-87376 and 811-08914

To the Commission Staff:

Transmitted herewith is Post-Effective Amendment No. 29 to the above-captioned registration statement, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").

The undersigned represents that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Please direct any questions concerning this amendment to the undersigned at
(860) 403-5759.

Very truly yours,






/s/ Peter Scavongelli
---------------------
Peter Scavongelli, Esq.
Vice President, Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company